Precious Metals Delivery and Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2023
Precious Metals Delivery and Purchase Agreement
Schedule of Deferred Revenue and Metals Contract Liability
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Net metals contract liability, beginning of year	$30,989	$40,905
Advance increase (net of financing expense)	13,989	-
Delivery of metals produced	(1,720)	(3,278)
Delivery of metals purchased	(9,899)	(7,436)
Revaluation of metals contract liability	3,478	798
Net metals contract liability, end of year	$36,837	$30,989

Current portion	$12,512	$11,324
Non-current portion	24,325	19,665
	$36,837	$30,989